DIVIDENDS ON ORDINARY SHARES - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends declared and paid	£ 0	£ 1,295	£ 1,538
Special dividend
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends declared and paid	£ 0	£ 804	£ 750